Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Geography

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in thousands):

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from
	January 1	June 7	January 1	Year ended
	to December 31,	to December 31,	to June 6,	December 31,
	2019	2018	2018	2017
Revenue by Phase in Well’s Lifecycle:
Production Services	$405,654	$215,791	$112,295	$228,763
Drilling and Evaluation Services	252,731	132,799	24,732	42,561
Total revenue by phase in well’s life cycle	$658,385	$348,590	$137,027	$271,324